Lines of Credit and Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Instruments [Abstract]
Schedule of Total Debt Instruments
At December 31, 2016 and December 31, 2015, total long-term debt, net of debt issuance costs of $8.1 million and $10.6 million, respectively, consists of the following:

(in thousands)	2016	2015
3.19% Series A Senior Notes due October 16, 2019	$73,408	$73,790
3.75% Series B Senior Notes due October 16, 2022	301,601	302,943
3.90% Series C Senior Notes due October 16, 2024	26,910	26,898
0.375% Senior Unsecured Cash Convertible Notes due 2019	402,806	391,111
0.875% Senior Unsecured Cash Convertible Notes due 2021	262,371	254,284
Total long-term debt	$1,067,096	$1,049,026

Schedule of Maturities of Long-term Debt	of long-term debt as of December 31, 2016 are as follows:

Year ending December 31,	(in thousands)
2017	$—
2018	—
2019	476,214
2020	—
2021	262,371
thereafter	328,511
$1,067,096

Schedule of Debt Conversions
Interest expense related to the Cash Convertible Notes was comprised of the following:

	Year-Ended December 31
(in thousands)	2016	2015
Coupon interest	$4,238	$4,238
Amortization of original issuance discount	17,503	16,935
Amortization of debt issuance costs	2,279	2,220
Total interest expense related to the Cash Convertible Notes	$24,020	$23,393